Properties And Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Properties And Equipment [Abstract]
Schedule Of Properties And Equipment

	December 31,
	2012	2011
Land	$1,363	$1,360
Buildings	47,831	40,424
Transportation equipment	20,165	19,412
Machinery and equipment	69,299	62,467
Computer software	47,184	44,805
Furniture and fixtures	68,394	58,317
Projects under development	2,305	2,875
Total properties and equipment	256,541	229,660
Less accumulated depreciation	(164,607)	(146,709)
Net properties and equipment	$91,934	$82,951